Equity-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Disclosure of Share-Based Compensation Arrangements by Share-Based Payment Award
A summary of each classification of RSU activity for the periods indicated is presented below:

				Grant Date Fair Value
Replacement RSUs	Number of Units Unvested	Number of Units Vested	Total Number of Units	Weighted Average Price Per Unit	Total Fair Value (in thousands)
Outstanding, December 31, 2021	10,392,226	20,640	10,412,866	$9.48	$98,714
Vested	(5,713,819)	5,713,819	—	—	—
Forfeited	(557,281)	—	(557,281)	9.48	(5,283)
Settled	—	(5,122,137)	(5,122,137)	9.48	(48,558)
Outstanding, December 31, 2022	4,121,126	612,322	4,733,448	$9.48	$44,873

				Grant Date Fair Value
Earnout Right RSUs	Number of Units Unvested	Number of Units Vested	Total Number of Units	Weighted Average Price Per Unit	Total Fair Value (in thousands)
Outstanding, December 31, 2021	1,531,440	—	1,531,440	$8.91	$13,638
Forfeited	(58,320)	—	(58,320)	8.91	(519)
Outstanding, December 31, 2022	1,473,120	—	1,473,120	$8.91	$13,119

				Grant Date Fair Value
Non-LTIP RSUs	Number of Units Unvested	Number of Units Vested	Total Number of Units	Weighted Average Price Per Unit	Total Fair Value (in thousands)
Outstanding, December 31, 2021	168,221	—	168,221	$5.35	$900
Granted	4,403,158	—	4,403,158	2.94	12,938
Vested	(499,338)	499,338	—	—	—
Forfeited	(699,937)	—	(699,937)	3.00	(2,102)
Settled	—	(473,783)	(473,783)	3.56	(1,686)
Outstanding, December 31, 2022	3,372,104	25,555	3,397,659	$2.96	$10,050